Statements of Cash Flows - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net Income	$ (98,282)	$ 224,556	$ (307,949)	$ 270,481	$ 152,167	$ 53,884
Adjustments to reconcile net income to net cash used in operating activities:
Interest income from Trust Account		(526,855)	(1,349)	(676,722)	(696,180)	(1,348,596)
Changes in operating assets and liabilities:
Accounts payable			11,579
Prepaid expenses			(7,505)	76,250	(182,442)	(135,550)
Accrued expenses			43,871	(55,411)	(27,834)	642,324
Other payables			20,000	90,000	90,000	120,000
Net cash used in operating activities			(241,353)	(295,402)	(664,289)	(667,938)
Cash flows from investing activities:
Cash withdrawal from trust account in connection with redemption				7,476,716
Investment of Cash in Trust Account			(116,725,000)	(706,599)
Net cash used in investing activities			(116,725,000)	6,770,117
Cash flows from financing activities:
Proceeds from extension loan				706,599
Proceeds from working capital loan				334,557
Redemption of ordinary shares				(7,476,716)
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Payment of Offering Costs			(303,020)
Proceeds from the sale of Units, net of underwriting discount paid			112,725,000
Proceeds from sale of Private Placement Units			5,280,750
Payment of promissory note to related party			(22,197)
Payment of Accrued expenses			(23,453)
Net cash provided by financing activities			117,682,080	(6,435,560)
Net change in cash			715,727	39,155	(664,289)	(667,938)
Cash at the beginning of the period	51,438			47,789	715,727	715,727
Cash at the end of the period	47,789	51,438	715,727	86,944	51,438	47,789
Supplemental disclosure of non-cash financing activities:
Deferred underwriting fee payable			4,025,000		4,025,000	4,025,000
Value of Class A ordinary shares subject to redemption			116,725,000	13,613,146	117,422,529	19,535,946
Re-measurement for ordinary share to redemption amount	$ 652,417	$ 697,259		$ 676,722	$ 697,529
Extension loan receivable						$ 170,594